Loans receivable, net	12 Months Ended
Dec. 31, 2020
Loans receivable, net
Loans receivable, net

Note 5‑ Loans receivable, net

The annualized interest rates on loans issued ranged between 6% and 54% for the year ended December 31, 2020, and ranged between 2.5% and 58% for the year ended December 31, 2019.

Loans receivable consisted of the following:

	December 31,
	2020	2019
Loans receivable, gross
Personal loans	$21,170	$35,611
Corporate loans	4,719	5,760
Subtotal	25,889	41,371
Provision for loan losses	(2,172)	(192)
Total loans receivable, net	$23,717	$41,179
Less: classified as non-current loans receivable, net	(1,621)	(7,293)
Total current loans receivable, net	$22,096	$33,886

The following is a maturity analysis of the Company’s loans receivable, net as of December 31, 2020:

For the year ending December 31,
2021	$22,096
2022	532
2023	93
2024	93
2025	96
2026 and thereafter	807
Total loans	23,717

The Company originates loans to customers located primarily in Hong Kong.

As of December 31, 2020 and 2019, the Company had 34 and 41 personal loan customers, and 2 and 3  corporate loan customers, respectively. Provision for loan losses is estimated on an annually basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions (note 25).

For the years ended December 31, 2020 , 2019 and 2018, a provision of $1,980,  $194 and $nil was charged to the statement of income, and no write-off against provisions was made (note 25).

For the years ended December 31, 2020, 2019 and 2018, interest income of $309,  $2 and $nil were recognized for the loans were impaired.

The following table represents the aging of loans receivable, net as of December 31, 2020 and 2019:

	December 31,
	2020	2019
1‑89 days past due	$11	$177
90‑179 days past due	6	16,420
180‑365 days past due	524	4,497
Over 1 year past due (i)	14,482	331
Total past due	$15,023	$21,425
Loans without overdue (ii)	8,694	19,754
Total loans, net	$23,717	$41,179

(i)

The original loan settlement was planned in 2020, but was postponed by COVID-19. In early 2021, loans and interest receivable from seven borrowers were assigned to an unrelated party, Brilliant Jade Group Limited, in considerations of HK$108.12 million ($13.86 million) in total. Outstanding loans were accrued to HK$108.12 million ($13.86 million) according to loan contract terms.Considerations were fully settled in March and April, 2021. No outstanding balance is due from the captioned borrowers after loan assignments.

(ii)

$20.00 million amount of loans as of December 31, 2019 was reclassified from current to overdue because management further reviewed the performance of these loans and noted that interests were past due even though principals were extended in 2019 and expired in 2020. The $20.00 million amount of loans were fully settled by April 2021.

The following table summarizes the Company’s loan portfolio by categories as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Installment loans to individuals	$11,730	$24,922
Real estate mortgage loan	7,285	11,138
Commercial loans	4,691	5,119
Total loans, net	$23,716	$41,179

Installment loans to individuals

Installment loans to individuals are unsecured loans offered to individual borrowers by assessing their abilities to repay their loans and interest. The factors used to determine the borrower’s ability to repay include the borrower's current income, current assets, credit history and employment status.

Real estate mortgage loans

A real estate mortgage loan is a loan in which the borrower puts up a real estate under their ownership, possession or control, as collateral for the loan. The loan is secured against the collateral and the Company does not take physical possession of the collateral at the time the loan is made. The Company will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction.  In the event that the borrower defaults, the Company can then take possession of the collateral and sell it to recover the outstanding balance owed. If the sale proceeds of the collateral is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Commercial loans

Commercial loans are unsecured loans offered to corporations by assessing their capacities to make timely principal and interest payments. The factors used to determine the corporations’ ability to repay include state of economy, recent industry performance and financial conditions of the corporations as well as the owners of the corporations.